Property, plant and equipment (Tables)	9 Months Ended
Mar. 31, 2022
Property, plant and equipment
Schedule of property, plant and equipment

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		Leasehold	Office	operating	Motor		Constructions
	Apartments	improvements	equipment	equipment	vehicles	Moulds	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Net book value at July 1, 2021	—	34,510	18,805	21,771	1,230	—	—	76,316
Additions	242,639	39,615	14,663	6,463	232	21,407	41,026	366,045
Acquisition of assets through acquisition of a subsidiary	—	—	—	—	—	—	10,276	10,276
Disposals	—	(98)	(1,494)	(839)	(122)	(83)	—	(2,636)
Depreciation	(5,360)	(11,065)	(4,909)	(6,311)	(345)	(11,222)	—	(39,212)
Impairment	—	(6,865)	(1,380)	(2,800)	—	—	—	(11,045)
Exchange adjustment	—	(501)	22	(204)	(8)	—	—	(691)
Net book value at March 31, 2022	237,279	55,596	25,707	18,080	987	10,102	51,302	399,053